Related Parties - Additional Information (Detail) (USD $)		6 Months Ended
	Dec. 20, 2012	Jun. 30, 2013 Transitional Services Agreement [Member]	Jun. 30, 2013 Transitional Services Agreement [Member] Elan [Member]	Jun. 30, 2013 Transitional Services Agreement [Member] Research and development [Member]	Jun. 30, 2013 Transitional Services Agreement [Member] General and administrative [Member]	Jun. 30, 2013 R&D Services Agreement [Member]
Related Party Transaction [Line Items]
Percentage of ownership interest acquired	18.00%
Additional percentage of employee service payment		40.00%	40.00%
TSA expenses recognized		$ 500,000		$ 100,000	$ 400,000
Fixed service fee, annual rate						500,000
Variable service fee, annual rate						250,000
Fixed service fee per employee, annual rate						250,000
Percentage of mark-up applied to fixed and variable charge						10.00%
Fixed monthly charge for lab space and capital equipment used						$ 7,500